Structured Entities - Consolidated Structured Entities - Additional Information (Detail) $ in Millions, $ in Billions	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2017 USD ($)
Disclosure of information about consolidated structured entities [line items]
Assets pledged	$ 204,601		$ 183,888
Deposits from business and government [member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	2,400	$ 1.8	2,100	$ 1.6
Deposits from business and government [member] | Canadian auto loan receivables [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	3,000		2,300
Scotiabank covered bond guarantor limited partnership [member] | Uninsured residential mortgage backed securities [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	30,700		27,800
Scotiabank covered bond guarantor limited partnership [member] | Deposits from business and government [member]
Disclosure of information about consolidated structured entities [line items]
Covered bond outstanding	29,100		25,700
Halifax receivables trust [member] | Unsecured personal line of credit receivables [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	1,300		1,300
Halifax receivables trust [member] | Deposits from business and government [member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	1,000		1,000
Trillium credit card trust II [member] | Credit card receivable [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	1,800		1,300
Trillium credit card trust II [member] | Deposits from business and government [member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	$ 1,600	$ 1.2	$ 1,200	$ 0.9